SHARE-BASED COMPENSATION - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding, beginning (in shares)	407,000	14,629,096	24,779,432
Exercised (in shares)	(407,000)	(14,222,096)	(10,150,336)
Outstanding, ending (in shares)		407,000	14,629,096
Intrinsic value of options exercised	¥ 27,775	¥ 633,606	¥ 266,863
Weighted average exercise price
Outstanding, beginning (in RMB per share)	¥ 5.1	¥ 5.4	¥ 5.3
Exercised (in RMB per share)	5.1	5.5	5.6
Outstanding, ending (in RMB per share)		5.1	5.4
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	1.6	1.7	2.2
Exercised (in RMB per share)	¥ 1.6	1.6	3.5
Outstanding, ending (in RMB per share)		¥ 1.6	¥ 1.7